Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2011
Trade And Unbilled Receivables, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2011	2010
Receivables (1)	$456,479	$505,441
Unbilled receivables	219,906	208,138
Less – allowance for doubtful accounts	(6,861)	(11,215)
	$669,524	$702,364

(1)Includes affiliated companies	$20,030	$19,308